American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
July 31, 2023

Small Cap Growth Fund - Schedule of Investments
JULY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.6%
Aerospace and Defense — 1.5%
CAE, Inc.(1)	995,285	22,741,392
Mercury Systems, Inc.(1)	447,978	17,014,205
		39,755,597
Air Freight and Logistics — 1.3%
Cargojet, Inc.(2)	266,152	19,564,034
GXO Logistics, Inc.(1)	245,223	16,447,107
		36,011,141
Automobile Components — 1.4%
Fox Factory Holding Corp.(1)	231,833	25,942,113
Gentherm, Inc.(1)	210,691	12,593,001
		38,535,114
Banks — 0.4%
Commerce Bancshares, Inc.	220,654	11,734,380
Beverages — 1.9%
Duckhorn Portfolio, Inc.(1)	1,489,460	18,737,407
MGP Ingredients, Inc.	278,887	31,795,907
		50,533,314
Biotechnology — 8.0%
ADMA Biologics, Inc.(1)	1,490,427	6,185,272
Alkermes PLC(1)	573,904	16,803,909
Arcus Biosciences, Inc.(1)	196,979	3,919,882
Arcutis Biotherapeutics, Inc.(1)(2)	464,824	5,071,230
Biohaven Ltd.(1)	380,310	7,560,563
Blueprint Medicines Corp.(1)	219,296	14,473,536
Bridgebio Pharma, Inc.(1)	220,282	7,712,073
Celldex Therapeutics, Inc.(1)	146,095	5,165,919
Centessa Pharmaceuticals PLC, ADR(1)(2)	638,508	5,044,213
Cerevel Therapeutics Holdings, Inc.(1)(2)	282,656	8,646,447
Cytokinetics, Inc.(1)	428,951	14,305,516
Halozyme Therapeutics, Inc.(1)	531,812	22,846,644
ImmunoGen, Inc.(1)	642,642	11,451,880
Insmed, Inc.(1)	545,771	12,056,081
Karuna Therapeutics, Inc.(1)	36,579	7,307,387
Keros Therapeutics, Inc.(1)	196,422	8,226,153
Kymera Therapeutics, Inc.(1)	209,705	4,588,345
Madrigal Pharmaceuticals, Inc.(1)	44,718	9,180,605
Mineralys Therapeutics, Inc.(1)	383,719	5,421,950
Natera, Inc.(1)	480,053	21,707,997
Relay Therapeutics, Inc.(1)	299,647	3,775,552
Vaxcyte, Inc.(1)	332,744	15,991,677
		217,442,831
Broadline Retail — 1.1%
Ollie's Bargain Outlet Holdings, Inc.(1)	340,396	24,808,061
Savers Value Village, Inc.(1)	163,101	3,942,151
		28,750,212
Building Products — 4.1%
AZEK Co., Inc.(1)	1,096,829	34,221,065
Hayward Holdings, Inc.(1)	2,250,754	30,070,073
JELD-WEN Holding, Inc.(1)	1,743,700	31,055,297
Trex Co., Inc.(1)	208,557	14,419,631
		109,766,066

Capital Markets — 1.3%
Evercore, Inc., Class A	81,816	11,050,069
Hamilton Lane, Inc., Class A	276,845	24,481,403
		35,531,472
Chemicals — 0.4%
Perimeter Solutions SA(1)	2,057,339	11,438,805
Commercial Services and Supplies — 3.1%
Clean Harbors, Inc.(1)	157,309	26,154,194
Driven Brands Holdings, Inc.(1)	1,292,178	33,428,645
Healthcare Services Group, Inc.	1,841,430	23,220,432
		82,803,271
Communications Equipment — 0.6%
Ciena Corp.(1)	355,211	14,989,904
Construction and Engineering — 0.8%
Construction Partners, Inc., Class A(1)	712,107	20,935,946
Construction Materials — 1.4%
Eagle Materials, Inc.	114,775	21,161,067
Summit Materials, Inc., Class A(1)	444,471	16,080,961
		37,242,028
Consumer Staples Distribution & Retail — 1.2%
BJ's Wholesale Club Holdings, Inc.(1)	192,367	12,755,856
Grocery Outlet Holding Corp.(1)	609,769	20,396,773
		33,152,629
Containers and Packaging — 1.2%
AptarGroup, Inc.	138,529	16,825,732
O-I Glass, Inc.(1)	723,900	16,620,744
		33,446,476
Diversified Consumer Services — 0.8%
European Wax Center, Inc., Class A(1)	1,063,321	20,596,528
Electric Utilities — 0.7%
IDACORP, Inc.	180,147	18,522,715
Electrical Equipment — 0.7%
Sensata Technologies Holding PLC	479,279	20,249,538
Electronic Equipment, Instruments and Components — 2.8%
Fabrinet(1)	86,000	10,633,040
Littelfuse, Inc.	90,007	27,416,132
Mirion Technologies, Inc., Class A(1)	1,262,224	9,529,791
National Instruments Corp.	477,638	28,180,642
		75,759,605
Energy Equipment and Services — 4.0%
Expro Group Holdings NV(1)	1,529,506	33,939,738
Transocean Ltd.(1)	2,403,793	21,153,378
Weatherford International PLC(1)	648,255	53,869,991
		108,963,107
Financial Services — 1.6%
AvidXchange Holdings, Inc.(1)	1,063,310	13,195,677
Euronet Worldwide, Inc.(1)	121,296	10,658,280
Shift4 Payments, Inc., Class A(1)	271,598	18,737,546
		42,591,503
Food Products — 1.0%
Sovos Brands, Inc.(1)	661,845	11,780,841
SunOpta, Inc.(1)	2,350,866	15,586,242
		27,367,083

Ground Transportation — 1.5%
Saia, Inc.(1)	28,870	12,216,052
XPO, Inc.(1)	413,108	28,603,598
		40,819,650
Health Care Equipment and Supplies — 5.8%
Alphatec Holdings, Inc.(1)	1,375,791	24,310,227
Establishment Labs Holdings, Inc.(1)	260,203	18,737,218
ICU Medical, Inc.(1)	108,710	19,369,948
Inari Medical, Inc.(1)	369,498	21,087,251
Lantheus Holdings, Inc.(1)	359,062	31,055,272
PROCEPT BioRobotics Corp.(1)	538,704	18,552,966
Silk Road Medical, Inc.(1)	489,404	11,177,987
TransMedics Group, Inc.(1)	120,403	11,219,152
		155,510,021
Health Care Providers and Services — 5.8%
Acadia Healthcare Co., Inc.(1)	320,752	25,349,030
Ensign Group, Inc.	256,178	24,815,963
HealthEquity, Inc.(1)	440,197	29,906,984
Option Care Health, Inc.(1)	762,147	25,745,326
R1 RCM, Inc.(1)	1,931,144	33,370,168
Surgery Partners, Inc.(1)	458,333	17,705,404
		156,892,875
Health Care Technology — 1.3%
Evolent Health, Inc., Class A(1)	745,960	22,669,725
Schrodinger, Inc.(1)	220,398	11,529,019
		34,198,744
Hotel & Resort REITs — 1.3%
Ryman Hospitality Properties, Inc.	367,764	35,044,232
Hotels, Restaurants and Leisure — 2.4%
Churchill Downs, Inc.	130,421	15,109,273
Planet Fitness, Inc., Class A(1)	488,737	33,009,297
Wingstop, Inc.	104,186	17,563,676
		65,682,246
Household Durables — 0.7%
TopBuild Corp.(1)	64,336	17,623,560
Industrial REITs — 0.7%
Terreno Realty Corp.	313,142	18,581,846
Insurance — 3.6%
Goosehead Insurance, Inc., Class A(1)	251,147	16,794,200
Kinsale Capital Group, Inc.	87,295	32,528,736
Palomar Holdings, Inc.(1)	241,702	14,637,473
RLI Corp.	172,685	23,037,906
Skyward Specialty Insurance Group, Inc.(1)	488,277	11,567,282
		98,565,597
Interactive Media and Services — 1.1%
Eventbrite, Inc., Class A(1)	2,475,594	28,494,087
IT Services — 0.3%
Perficient, Inc.(1)	141,801	9,045,486
Leisure Products — 1.6%
Brunswick Corp.	270,895	23,380,947
Topgolf Callaway Brands Corp.(1)	1,044,666	20,861,980
		44,242,927

Life Sciences Tools and Services — 0.2%
MaxCyte, Inc.(1)	1,513,490	6,765,300
Machinery — 1.2%
Astec Industries, Inc.	418,113	20,654,782
ATS Corp.(1)	234,763	10,646,364
		31,301,146
Oil, Gas and Consumable Fuels — 1.1%
Antero Resources Corp.(1)	1,148,891	30,732,834
Paper and Forest Products — 1.3%
Louisiana-Pacific Corp.	239,088	18,201,770
Stella-Jones, Inc.	339,207	17,224,662
		35,426,432
Personal Care Products — 0.5%
Beauty Health Co.(1)(2)	1,652,705	13,700,924
Pharmaceuticals — 2.3%
Arvinas, Inc.(1)	239,649	5,924,123
Edgewise Therapeutics, Inc.(1)	453,680	3,307,327
Harmony Biosciences Holdings, Inc.(1)	164,632	5,823,034
Intra-Cellular Therapies, Inc.(1)	391,403	24,204,361
Reata Pharmaceuticals, Inc., Class A(1)	49,190	8,144,880
Ventyx Biosciences, Inc.(1)	227,291	8,421,132
Verona Pharma PLC, ADR(1)	257,473	5,687,579
		61,512,436
Professional Services — 2.6%
CACI International, Inc., Class A(1)	76,595	26,841,952
First Advantage Corp.(1)	680,935	10,214,025
Korn Ferry	300,864	15,849,515
Paycor HCM, Inc.(1)	638,106	17,139,527
		70,045,019
Real Estate Management and Development — 1.0%
FirstService Corp. (Toronto)	166,418	26,063,508
Semiconductors and Semiconductor Equipment — 5.9%
Credo Technology Group Holding Ltd.(1)	1,113,797	18,901,135
Lattice Semiconductor Corp.(1)	253,919	23,091,394
MACOM Technology Solutions Holdings, Inc.(1)	334,080	23,358,874
Onto Innovation, Inc.(1)	263,392	32,744,893
Power Integrations, Inc.	396,269	38,493,571
Silicon Laboratories, Inc.(1)	144,294	21,520,007
		158,109,874
Software — 9.1%
Blackbaud, Inc.(1)	240,179	18,121,505
Box, Inc., Class A(1)	800,644	25,020,125
DoubleVerify Holdings, Inc.(1)	332,988	14,018,795
Five9, Inc.(1)	156,303	13,715,588
Guidewire Software, Inc.(1)	242,181	20,541,792
JFrog Ltd.(1)	368,597	11,341,730
Manhattan Associates, Inc.(1)	145,350	27,706,617
nCino, Inc.(1)	557,386	18,031,437
New Relic, Inc.(1)	148,021	12,430,804
SPS Commerce, Inc.(1)	219,739	39,638,718
Tenable Holdings, Inc.(1)	940,480	45,763,757
		246,330,868
Specialty Retail — 0.6%
Murphy USA, Inc.	51,448	15,796,079

Technology Hardware, Storage and Peripherals — 0.5%
Pure Storage, Inc., Class A(1)	387,089	14,318,422
Textiles, Apparel and Luxury Goods — 0.7%
Crocs, Inc.(1)	169,847	18,402,922
Trading Companies and Distributors — 2.2%
H&E Equipment Services, Inc.	420,529	20,429,299
MRC Global, Inc.(1)	1,492,091	16,845,707
NOW, Inc.(1)	2,001,981	22,802,564
		60,077,570
Water Utilities — 1.0%
SJW Group	385,272	27,146,265
TOTAL COMMON STOCKS (Cost $2,336,993,503)		2,636,550,135
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	81,674	81,674
State Street Navigator Securities Lending Government Money Market Portfolio(3)	12,385,472	12,385,472
		12,467,146
Repurchase Agreements — 2.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 4.50%, 8/15/39 - 2/15/51, valued at $10,688,887), in a joint trading account at 5.27%, dated 7/31/23, due 8/1/23 (Delivery value $10,462,204)		10,460,673
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00% - 3.75%, 11/15/41 - 11/15/43, valued at $48,524,508), at 5.28%, dated 7/31/23, due 8/1/23 (Delivery value $47,579,977)		47,573,000
		58,033,673
TOTAL SHORT-TERM INVESTMENTS (Cost $70,500,819)		70,500,819
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $2,407,494,322)		2,707,050,954
OTHER ASSETS AND LIABILITIES — (0.2)%		(6,247,828)
TOTAL NET ASSETS — 100.0%		$2,700,803,126

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,291,508	USD	1,731,098	Goldman Sachs & Co.	9/29/23	$8,028
USD	70,315,839	CAD	92,452,320	Goldman Sachs & Co.	9/29/23	149,718
USD	2,040,609	CAD	2,687,792	Goldman Sachs & Co.	9/29/23	726
USD	2,045,619	CAD	2,706,139	Goldman Sachs & Co.	9/29/23	(8,189)
USD	1,696,897	CAD	2,241,969	Goldman Sachs & Co.	9/29/23	(4,632)
USD	3,773,472	CAD	4,969,138	Goldman Sachs & Co.	9/29/23	2,175
USD	3,468,003	CAD	4,581,232	Goldman Sachs & Co.	9/29/23	(8,895)
USD	2,725,846	CAD	3,587,295	Goldman Sachs & Co.	9/29/23	3,290
USD	2,610,326	CAD	3,450,538	Goldman Sachs & Co.	9/29/23	(8,438)
						$133,783

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $18,278,333. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $19,012,824, which includes securities collateral of $6,627,352.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,540,310,175	$96,239,960	—
Short-Term Investments	12,467,146	58,033,673	—
	$2,552,777,321	$154,273,633	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$163,937	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$30,154	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.